EMPLOYEE BENEFITS - Avon Products Inc. plans - Additional Information (Detail) - Avon Products, Inc - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Threshold period of contribution to meet indefinite beneficiary criteria in medical plan	10 years
Period of benefit for each year of fixed contribution in medical plan	1 year
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of contribution to meet definite beneficiary criteria in medical plan	10 years
UNITED KINGDOM
Disclosure of terms and conditions of share-based payment arrangement [line items]
Matching contributions made by entity	R$ 33,915	R$ 45,155
Personal Savings Account Plan (PSA) | UNITED STATES
Disclosure of terms and conditions of share-based payment arrangement [line items]
Matching contributions made by entity	R$ 4,174	R$ 5,188
Maximum Percentage of Eligible Compensation by Eligible Participants	25.00%
Personal Savings Account Plan (PSA) | UNITED STATES | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of eligible compensation for each dollar contributed for fifty cents	4.00%
Personal Savings Account Plan (PSA) | UNITED STATES | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of eligible compensation for each dollar contributed for dollar	3.00%
Percentage of eligible compensation for each dollar contributed for fifty cents	6.00%
Retirement Savings Account ("RSA") | UNITED STATES
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period	3 years
Retirement Savings Account ("RSA") | UNITED STATES | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of eligible compensation for each dollar contributed for fifty cents	3.00%
Retirement Savings Account ("RSA") | UNITED STATES | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of eligible compensation for each dollar contributed for fifty cents	6.00%
Performance Restricted Stock Units (PRSU) | UNITED KINGDOM | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of eligible compensation for employer contributions	5.00%
Performance Restricted Stock Units (PRSU) | UNITED KINGDOM | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of eligible compensation for employer contributions	10.00%